Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from continuing and discontinued operations [abstract]
Net operating cash flows	$ 900	$ 928	$ 785
Net investing cash flows	(861)	(437)	(1,227)
Net financing cash flows	(40)	(28)	(32)
Net (decrease)/increase in cash and cash equivalents from Discontinued operations	$ (1)	$ 463	$ (474)